Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000034483 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class R6
Trading Symbol	MEDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R6 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 8.35%, at net asset value. This compares with a return of 9.32% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Yield curve positioning and a longer duration stance contributed to relative performance as interest rates generally declined over the reporting period.
    The fund's underweight exposure to China, Saudi Arabia and Qatar-issued bonds, and its overweight exposure to Uzbekistan-issued debt, also supported relative performance. The fund's underweight exposure to Romania and no exposure to Bahrain were also additive. Favorable bond selection within Oman and Egypt was another contributor to the fund's relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Having no exposure to defaulted credits, like Lebanon, and an underweight position in lower-rated segments of the asset class (e.g., El Salvador), detracted from relative returns. The fund's overweight country exposure to India also held back relative results. Corporate and sovereign security selection in Brazil and South Africa were additional factors that held back relative performance. The fund's exposure to US bonds, for which the benchmark has no exposure, also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	8.35%	2.09%	3.70%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.32%	1.31%	3.61%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 7,388,571,766
Holdings Count | Holding	456
Advisory Fees Paid, Amount	$ 47,779,638	[1]
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	7,388,571,766	Average Effective Maturity (yrs):	9.6
Total Number of Holdings:	456	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	47,779,638
Portfolio Turnover Rate (%):	69
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Issuer country weightings
United States	8.5%
Mexico	5.5%
India	4.6%
Chile	3.8%
Romania	3.7%
Turkey	3.5%
Hungary	3.2%
Saudi Arabia	3.0%
United Arab Emirates	2.8%
Other Countries	61.4%
Composition including fixed income credit quality
AA	2.4%
A	11.0%
BBB	28.3%
BB	30.4%
B	11.5%
CCC	6.8%
C	0.3%
D	0.2%
U.S. Government	4.3%
Not Rated	0.7%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000074227 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class R4
Trading Symbol	MEDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R4 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 8.23%, at net asset value. This compares with a return of 9.32% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Yield curve positioning and a longer duration stance contributed to relative performance as interest rates generally declined over the reporting period.
    The fund's underweight exposure to China, Saudi Arabia and Qatar-issued bonds, and its overweight exposure to Uzbekistan-issued debt, also supported relative performance. The fund's underweight exposure to Romania and no exposure to Bahrain were also additive. Favorable bond selection within Oman and Egypt was another contributor to the fund's relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Having no exposure to defaulted credits, like Lebanon, and an underweight position in lower-rated segments of the asset class (e.g., El Salvador), detracted from relative returns. The fund's overweight country exposure to India also held back relative results. Corporate and sovereign security selection in Brazil and South Africa were additional factors that held back relative performance. The fund's exposure to US bonds, for which the benchmark has no exposure, also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.23%	1.99%	3.60%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.32%	1.31%	3.61%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 7,388,571,766
Holdings Count | Holding	456
Advisory Fees Paid, Amount	$ 47,779,638	[2]
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	7,388,571,766	Average Effective Maturity (yrs):	9.6
Total Number of Holdings:	456	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	47,779,638
Portfolio Turnover Rate (%):	69
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Issuer country weightings
United States	8.5%
Mexico	5.5%
India	4.6%
Chile	3.8%
Romania	3.7%
Turkey	3.5%
Hungary	3.2%
Saudi Arabia	3.0%
United Arab Emirates	2.8%
Other Countries	61.4%
Composition including fixed income credit quality
AA	2.4%
A	11.0%
BBB	28.3%
BB	30.4%
B	11.5%
CCC	6.8%
C	0.3%
D	0.2%
U.S. Government	4.3%
Not Rated	0.7%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000074226 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class R3
Trading Symbol	MEDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$111	1.07%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R3 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 7.96%, at net asset value. This compares with a return of 9.32% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Yield curve positioning and a longer duration stance contributed to relative performance as interest rates generally declined over the reporting period.
    The fund's underweight exposure to China, Saudi Arabia and Qatar-issued bonds, and its overweight exposure to Uzbekistan-issued debt, also supported relative performance. The fund's underweight exposure to Romania and no exposure to Bahrain were also additive. Favorable bond selection within Oman and Egypt was another contributor to the fund's relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Having no exposure to defaulted credits, like Lebanon, and an underweight position in lower-rated segments of the asset class (e.g., El Salvador), detracted from relative returns. The fund's overweight country exposure to India also held back relative results. Corporate and sovereign security selection in Brazil and South Africa were additional factors that held back relative performance. The fund's exposure to US bonds, for which the benchmark has no exposure, also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	7.96%	1.73%	3.34%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.32%	1.31%	3.61%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 7,388,571,766
Holdings Count | Holding	456
Advisory Fees Paid, Amount	$ 47,779,638	[3]
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	7,388,571,766	Average Effective Maturity (yrs):	9.6
Total Number of Holdings:	456	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	47,779,638
Portfolio Turnover Rate (%):	69
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Issuer country weightings
United States	8.5%
Mexico	5.5%
India	4.6%
Chile	3.8%
Romania	3.7%
Turkey	3.5%
Hungary	3.2%
Saudi Arabia	3.0%
United Arab Emirates	2.8%
Other Countries	61.4%
Composition including fixed income credit quality
AA	2.4%
A	11.0%
BBB	28.3%
BB	30.4%
B	11.5%
CCC	6.8%
C	0.3%
D	0.2%
U.S. Government	4.3%
Not Rated	0.7%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000074225 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class R2
Trading Symbol	MEDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$137	1.32%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R2 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 7.69%, at net asset value. This compares with a return of 9.32% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Yield curve positioning and a longer duration stance contributed to relative performance as interest rates generally declined over the reporting period.
    The fund's underweight exposure to China, Saudi Arabia and Qatar-issued bonds, and its overweight exposure to Uzbekistan-issued debt, also supported relative performance. The fund's underweight exposure to Romania and no exposure to Bahrain were also additive. Favorable bond selection within Oman and Egypt was another contributor to the fund's relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Having no exposure to defaulted credits, like Lebanon, and an underweight position in lower-rated segments of the asset class (e.g., El Salvador), detracted from relative returns. The fund's overweight country exposure to India also held back relative results. Corporate and sovereign security selection in Brazil and South Africa were additional factors that held back relative performance. The fund's exposure to US bonds, for which the benchmark has no exposure, also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.69%	1.48%	3.08%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.32%	1.31%	3.61%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 7,388,571,766
Holdings Count | Holding	456
Advisory Fees Paid, Amount	$ 47,779,638	[4]
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	7,388,571,766	Average Effective Maturity (yrs):	9.6
Total Number of Holdings:	456	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	47,779,638
Portfolio Turnover Rate (%):	69
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Issuer country weightings
United States	8.5%
Mexico	5.5%
India	4.6%
Chile	3.8%
Romania	3.7%
Turkey	3.5%
Hungary	3.2%
Saudi Arabia	3.0%
United Arab Emirates	2.8%
Other Countries	61.4%
Composition including fixed income credit quality
AA	2.4%
A	11.0%
BBB	28.3%
BB	30.4%
B	11.5%
CCC	6.8%
C	0.3%
D	0.2%
U.S. Government	4.3%
Not Rated	0.7%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000074224 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class R1
Trading Symbol	MEDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$189	1.82%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R1 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 7.24%, at net asset value. This compares with a return of 9.32% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Yield curve positioning and a longer duration stance contributed to relative performance as interest rates generally declined over the reporting period.
    The fund's underweight exposure to China, Saudi Arabia and Qatar-issued bonds, and its overweight exposure to Uzbekistan-issued debt, also supported relative performance. The fund's underweight exposure to Romania and no exposure to Bahrain were also additive. Favorable bond selection within Oman and Egypt was another contributor to the fund's relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Having no exposure to defaulted credits, like Lebanon, and an underweight position in lower-rated segments of the asset class (e.g., El Salvador), detracted from relative returns. The fund's overweight country exposure to India also held back relative results. Corporate and sovereign security selection in Brazil and South Africa were additional factors that held back relative performance. The fund's exposure to US bonds, for which the benchmark has no exposure, also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.24%	0.99%	2.58%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.32%	1.31%	3.61%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 7,388,571,766
Holdings Count | Holding	456
Advisory Fees Paid, Amount	$ 47,779,638	[5]
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	7,388,571,766	Average Effective Maturity (yrs):	9.6
Total Number of Holdings:	456	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	47,779,638
Portfolio Turnover Rate (%):	69
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Issuer country weightings
United States	8.5%
Mexico	5.5%
India	4.6%
Chile	3.8%
Romania	3.7%
Turkey	3.5%
Hungary	3.2%
Saudi Arabia	3.0%
United Arab Emirates	2.8%
Other Countries	61.4%
Composition including fixed income credit quality
AA	2.4%
A	11.0%
BBB	28.3%
BB	30.4%
B	11.5%
CCC	6.8%
C	0.3%
D	0.2%
U.S. Government	4.3%
Not Rated	0.7%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006903 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class I
Trading Symbol	MEDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class I shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 8.15%, at net asset value. This compares with a return of 9.32% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Yield curve positioning and a longer duration stance contributed to relative performance as interest rates generally declined over the reporting period.
    The fund's underweight exposure to China, Saudi Arabia and Qatar-issued bonds, and its overweight exposure to Uzbekistan-issued debt, also supported relative performance. The fund's underweight exposure to Romania and no exposure to Bahrain were also additive. Favorable bond selection within Oman and Egypt was another contributor to the fund's relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Having no exposure to defaulted credits, like Lebanon, and an underweight position in lower-rated segments of the asset class (e.g., El Salvador), detracted from relative returns. The fund's overweight country exposure to India also held back relative results. Corporate and sovereign security selection in Brazil and South Africa were additional factors that held back relative performance. The fund's exposure to US bonds, for which the benchmark has no exposure, also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.15%	1.98%	3.59%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.32%	1.31%	3.61%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 7,388,571,766
Holdings Count | Holding	456
Advisory Fees Paid, Amount	$ 47,779,638	[6]
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	7,388,571,766	Average Effective Maturity (yrs):	9.6
Total Number of Holdings:	456	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	47,779,638
Portfolio Turnover Rate (%):	69
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Issuer country weightings
United States	8.5%
Mexico	5.5%
India	4.6%
Chile	3.8%
Romania	3.7%
Turkey	3.5%
Hungary	3.2%
Saudi Arabia	3.0%
United Arab Emirates	2.8%
Other Countries	61.4%
Composition including fixed income credit quality
AA	2.4%
A	11.0%
BBB	28.3%
BB	30.4%
B	11.5%
CCC	6.8%
C	0.3%
D	0.2%
U.S. Government	4.3%
Not Rated	0.7%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006902 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class C
Trading Symbol	MEDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$189	1.82%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class C shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 7.16%, at net asset value. This compares with a return of 9.32% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Yield curve positioning and a longer duration stance contributed to relative performance as interest rates generally declined over the reporting period.
    The fund's underweight exposure to China, Saudi Arabia and Qatar-issued bonds, and its overweight exposure to Uzbekistan-issued debt, also supported relative performance. The fund's underweight exposure to Romania and no exposure to Bahrain were also additive. Favorable bond selection within Oman and Egypt was another contributor to the fund's relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Having no exposure to defaulted credits, like Lebanon, and an underweight position in lower-rated segments of the asset class (e.g., El Salvador), detracted from relative returns. The fund's overweight country exposure to India also held back relative results. Corporate and sovereign security selection in Brazil and South Africa were additional factors that held back relative performance. The fund's exposure to US bonds, for which the benchmark has no exposure, also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.16%	0.97%	2.57%
C with CDSC (1% for 12 months)×	6.16%	0.97%	2.57%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.32%	1.31%	3.61%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 7,388,571,766
Holdings Count | Holding	456
Advisory Fees Paid, Amount	$ 47,779,638	[7]
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	7,388,571,766	Average Effective Maturity (yrs):	9.6
Total Number of Holdings:	456	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	47,779,638
Portfolio Turnover Rate (%):	69
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Issuer country weightings
United States	8.5%
Mexico	5.5%
India	4.6%
Chile	3.8%
Romania	3.7%
Turkey	3.5%
Hungary	3.2%
Saudi Arabia	3.0%
United Arab Emirates	2.8%
Other Countries	61.4%
Composition including fixed income credit quality
AA	2.4%
A	11.0%
BBB	28.3%
BB	30.4%
B	11.5%
CCC	6.8%
C	0.3%
D	0.2%
U.S. Government	4.3%
Not Rated	0.7%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006901 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class B
Trading Symbol	MEDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$189	1.82%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class B shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 7.15%, at net asset value. This compares with a return of 9.32% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Yield curve positioning and a longer duration stance contributed to relative performance as interest rates generally declined over the reporting period.
    The fund's underweight exposure to China, Saudi Arabia and Qatar-issued bonds, and its overweight exposure to Uzbekistan-issued debt, also supported relative performance. The fund's underweight exposure to Romania and no exposure to Bahrain were also additive. Favorable bond selection within Oman and Egypt was another contributor to the fund's relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Having no exposure to defaulted credits, like Lebanon, and an underweight position in lower-rated segments of the asset class (e.g., El Salvador), detracted from relative returns. The fund's overweight country exposure to India also held back relative results. Corporate and sovereign security selection in Brazil and South Africa were additional factors that held back relative performance. The fund's exposure to US bonds, for which the benchmark has no exposure, also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.15%	0.97%	2.58%
B with CDSC (declining over six years from 4% to 0%)×	3.15%	0.65%	2.58%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.32%	1.31%	3.61%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 7,388,571,766
Holdings Count | Holding	456
Advisory Fees Paid, Amount	$ 47,779,638	[8]
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	7,388,571,766	Average Effective Maturity (yrs):	9.6
Total Number of Holdings:	456	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	47,779,638
Portfolio Turnover Rate (%):	69
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Issuer country weightings
United States	8.5%
Mexico	5.5%
India	4.6%
Chile	3.8%
Romania	3.7%
Turkey	3.5%
Hungary	3.2%
Saudi Arabia	3.0%
United Arab Emirates	2.8%
Other Countries	61.4%
Composition including fixed income credit quality
AA	2.4%
A	11.0%
BBB	28.3%
BB	30.4%
B	11.5%
CCC	6.8%
C	0.3%
D	0.2%
U.S. Government	4.3%
Not Rated	0.7%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006900 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class A
Trading Symbol	MEDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$111	1.07%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class A shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 7.96%, at net asset value. This compares with a return of 9.32% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Yield curve positioning and a longer duration stance contributed to relative performance as interest rates generally declined over the reporting period.
    The fund's underweight exposure to China, Saudi Arabia and Qatar-issued bonds, and its overweight exposure to Uzbekistan-issued debt, also supported relative performance. The fund's underweight exposure to Romania and no exposure to Bahrain were also additive. Favorable bond selection within Oman and Egypt was another contributor to the fund's relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Having no exposure to defaulted credits, like Lebanon, and an underweight position in lower-rated segments of the asset class (e.g., El Salvador), detracted from relative returns. The fund's overweight country exposure to India also held back relative results. Corporate and sovereign security selection in Brazil and South Africa were additional factors that held back relative performance. The fund's exposure to US bonds, for which the benchmark has no exposure, also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.96%	1.72%	3.34%
A with initial sales charge (4.25%)	3.38%	0.84%	2.90%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.32%	1.31%	3.61%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 7,388,571,766
Holdings Count | Holding	456
Advisory Fees Paid, Amount	$ 47,779,638	[9]
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	7,388,571,766	Average Effective Maturity (yrs):	9.6
Total Number of Holdings:	456	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	47,779,638
Portfolio Turnover Rate (%):	69
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Issuer country weightings
United States	8.5%
Mexico	5.5%
India	4.6%
Chile	3.8%
Romania	3.7%
Turkey	3.5%
Hungary	3.2%
Saudi Arabia	3.0%
United Arab Emirates	2.8%
Other Countries	61.4%
Composition including fixed income credit quality
AA	2.4%
A	11.0%
BBB	28.3%
BB	30.4%
B	11.5%
CCC	6.8%
C	0.3%
D	0.2%
U.S. Government	4.3%
Not Rated	0.7%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.